UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Geologic Resource Partners LLC

Address:  535 Boylston Street
          Boston, MA 02116

13F File Number:  28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     George R. Ireland
Title:    Principal of GRI Holdings LLC, the Managing Member
Phone:    617-424-9900


Signature, Place and Date of Signing:


  /s/ George R. Ireland         Boston, Massachusetts          May 15, 2008
-------------------------     -------------------------     ------------------
       [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        8

Form 13F Information Table Value Total:  $77,594
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                     FORM 13F INFORMATION TABLE
         COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7         COULMN 8

                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MNGRS    SOLE     SHARED  NONE
      --------------        --------------   ---------   --------  ---------  ---  ----  ----------   -----  ---------  ------  ----
AURIZON MINES LTD                COM         05155P106     3,600     757,800   SH           SOLE               757,800     0     0
MAG SILVER CORP                  COM         55903Q104    14,829   1,163,600   SH           SOLE             1,163,600     0     0
MARKET VECTORS ETF TR       GOLD MINER ETF   57060U100     1,705      35,760   SH           SOLE                35,760     0     0
NATIONAL COAL CORP             COM NEW       632381208    11,725   2,237,660   SH           SOLE             2,237,660     0     0
NEW GOLD INC CDA                 COM         644535106       656      93,700   SH           SOLE                93,700     0     0
NORTHGATE MINERALS CORP          COM         666416102    13,324   4,176,659   SH           SOLE             4,176,659     0     0
PLATINUM GROUP METALS LTD      COM NEW       72765Q205    21,732   7,415,609   SH           SOLE             7,415,609     0     0
URANIUM RES INC             COM PAR $0.001   916901507    10,023   1,673,308   SH           SOLE             1,673,308     0     0
                                                          77,594






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